Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

 Equity Grant Procedures

The Company’s Compensation Committee approves equity awards for our NEOs on or before the date of grant, and it is the Committee’s general practice to approve annual equity awards in the first quarter of each year. On occasion, equity awards may be granted outside of our annual grant cycle for new hires, promotions, retention, or other purposes. Generally, the date of grant for equity awarded to our NEOs occurs when the Company otherwise has no material non-public information and the Company does not permit the timed disclosure of material non-public information for the purpose of affecting the value of executive compensation.

Award Timing Method	The Company’s Compensation Committee approves equity awards for our NEOs on or before the date of grant, and it is the Committee’s general practice to approve annual equity awards in the first quarter of each year. On occasion, equity awards may be granted outside of our annual grant cycle for new hires, promotions, retention, or other purposes. Generally, the date of grant for equity awarded to our NEOs occurs when the Company otherwise has no material non-public information and the Company does not permit the timed disclosure of material non-public information for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	false
Award Timing MNPI Considered	true
MNPI Disclosure Timed for Compensation Value	true